Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2025
Share-Based Payment Transactions [Abstract]
SHARE-BASED PAYMENT TRANSACTIONS
NOTE 19:-	SHARE-BASED PAYMENT TRANSACTIONS

a.	The cost of share-based payment recognized in the consolidated financial statements:

The expenses due to share-based compensation for the years ended December 31, 2025, 2024 and 2023, recognized in the consolidated financial statements in respect of the share option plan of the Company are shown in the following table, detailed by expense classification:

	Year ended December 31,
	2025	2024	2023
Research and development expenses	$85	$45	$34
General and administrative expenses	1,103	524	162

	$1,188	$569	$196

1.	The 2015 ESOP and 2023 Plan:

On December 28, 2023, the Board adopted the 2023 Share Incentive Plan (the “2023 Plan”).

The Company no longer grants any awards under the 2015 ESOP as it was superseded by the 2023 Plan, although previously granted awards under the 2015 ESOP remain outstanding and subject to the 2015 ESOP. Under the 2023 Plan, the Company may grant its employees and other service providers equity-based incentive awards (“Share Options”).

On December 28, 2023, the Board approved to reserve for issuance under the 2023 Plan 5,291 ordinary shares.

2.	During the year ended December 31, 2025, share-based compensation in respect of Share Options of $0 was charged to the consolidated statements of comprehensive loss ($7 and $103 for the years ended December 31, 2024 and 2023, respectively).

3.	During the years ended December 31, 2025 and 2024, the Company issued consultants 1,059 and 3,419 ordinary shares, respectively, for services rendered. The shares were granted at a discount rate of 25% to the share price quoted on the date of each grant. The total fair value of the ordinary shares granted to consultants in the years ended December 31, 2025 and 2024 was $106 and $105, respectively.
b.	Movement during the year:

1.	The following table lists the number of Share Options, the weighted average exercise prices of Share Options and changes in directors (and former directors), officers, employees and consultants Share Options during the years ended on December 31, 2025, and 2024:

	Number of Share Options	Weighted average exercise price
		USD
2025:
Share Options outstanding at the beginning of the year	36	53,940.24

Share Options outstanding at the end of the year	36	53,940.24

Share Options exercisable at the end of the year	36	53,940.24

2024:
Share Options outstanding at the beginning of the year	37	31,426.92

Share Options outstanding at the end of the year	36	53,940.24

Share Options exercisable at the end of the year	36	53,940.24

2.	The weighted average remaining contractual life of the Share Options outstanding was 2.04 years and 2.99 years as of December 31, 2025 and 2024, respectively.

3.	The range of exercise prices of Share Options outstanding at the end of the year was $31,941 - $2,063,880 (inclusive) as of December 31, 2025 and 2024, respectively.
c.	Restricted Share Units:

RSU transactions for the years ended December 31, 2025, and 2024 are as follows:

Number
Balance, January 1, 2024	-
RSUs granted	5,628
Vesting of RSUs	-
Balance, December 31, 2024	5,628

Vesting of RSUs	(4,205)
RSUs granted	56,111
Balance, December 31, 2025	57,534

There were no RSUs that are vested and not issued as of December 31, 2025. For the year ended December 31, 2025, share-based compensation in respect of RSUs of $867 was charged to the Consolidated Statements of Comprehensive Loss (and $456 for the year ended December 31, 2024).